Other (expense) income - Narrative (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Analysis of income and expense [abstract]
Losses on disposals of property, plant and equipment	$ 45
Gain (loss) on investment, equity loss of share obligation	43	$ 53
Gain (losses) on disposals of investments	$ 3	$ 18